Income taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Provision For Income Taxes [Abstract]
Income before income taxes	$ 2,791,875	$ (832,074)	$ (5,826,526)
Combined statutory income tax rate	26.14%	27.00%	27.00%
Income tax benefit at the statutory tax rate	$ 729,657	$ (224,660)	$ (1,573,162)
Non-deductible expenses	15,626	273,784	119,543
Revaluation of warrant liabilities	(8,365,980)	(418,774)
Foreign exchange gain	(593,325)
Share based compensation		1,304,058	336,839
Tax asset recognized			(71,801)
Impairment of goodwill	329,506
Effect of lower tax rate of subsidiary		(103,388)
Temporary difference unrecognized			532,589
Other	59,931	126,874	1,497
Change in unrecognized deferred tax asset	6,287,118	1,342,725	18,682
Deferred Income tax (recovery) provision	(1,537,467)	2,300,619	(635,813)
Current income taxes in the income statement		127,340
Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	(7,824,585)	2,089,839	(1,168,402)
Prior period adjustment		83,440
Change in unrecognized deferred tax asset	6,287,118		532,589
Deferred Income tax (recovery) provision	(1,537,467)	2,173,279	(635,813)
Total income tax expense (recovery) for the year	$ (1,537,467)	$ 2,300,619	$ (635,813)